Note 7 - Intangible Assets (Details Textual)	Dec. 31, 2025	Dec. 31, 2023
Finite-Lived Intangible Asset, Useful Life (Year)		5 years
Computer Software, Intangible Asset [Member] | Forecast [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	5 years